Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership interest in joint venture	49.00%	49.00%	49.00%